CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenue	$ 321,332,819,000	$ 293,958,599,000	$ 262,173,411,000
Cost of goods sold	309,854,280,000	284,048,570,000	253,213,918,000
Gross profit	11,478,539,000	9,910,029,000	8,959,493,000
Operating expenses:
Distribution, selling, and administrative	6,493,842,000	5,661,106,000	5,309,984,000
Depreciation	494,141,000	428,500,000	410,341,000
Amortization	556,934,000	663,474,000	553,563,000
Litigation and opioid-related expenses (credit), net	60,671,000	227,070,000	(24,693,000)
Acquisition-related deal and integration expenses	291,044,000	103,001,000	139,683,000
Restructuring and other expenses	229,422,000	233,629,000	229,884,000
Goodwill impairment	723,884,000	418,000,000	0
Operating income	2,628,601,000	2,175,249,000	2,340,731,000
Other loss (income), net	78,717,000	14,283,000	(49,036,000)
Interest expense, net	291,548,000	156,991,000	228,931,000
Income before income taxes	2,258,336,000	2,003,975,000	2,160,836,000
Income tax expense	690,522,000	484,702,000	428,260,000
Net income	1,567,814,000	1,519,273,000	1,732,576,000
Net (income) loss attributable to noncontrolling interests	(13,645,000)	(10,153,000)	12,717,000
Net income attributable to Cencora, Inc.	$ 1,554,169,000	$ 1,509,120,000	$ 1,745,293,000
Earnings per share:
Basic (in usd per share)	$ 8.02	$ 7.60	$ 8.62
Diluted (in usd per share)	$ 7.96	$ 7.53	$ 8.53
Weighted average common shares outstanding:
Basic (in shares)	193,820	198,503	202,511
Diluted (in shares)	195,214	200,284	204,591